Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Professional fees	$ 20,277	$ 23,230
Consulting fees	12,500	6,384
Travel expense		5,395
Audit fees		12,750	5,250
Legal Fees		4,628
Other		362
Other accrued expenses	1,195
Total Accrued Expense	$ 33,972	$ 29,614	$ 5,250